Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	4.53367%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,004,324.90

Principal:
Principal Collections	$34,655,112.91
Prepayments in Full	$17,687,401.74
Liquidation Proceeds	$27,248.00
Recoveries	$0.00
Sub Total	$52,369,762.65
Collections	$59,374,087.55

Purchase Amounts:
Purchase Amounts Related to Principal	$237,527.36
Purchase Amounts Related to Interest	$1,278.10
Sub Total	$238,805.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$59,612,893.01

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$59,612,893.01
Servicing Fee	$1,325,895.98	$1,325,895.98	$0.00	$0.00	$58,286,997.03
Interest - Class A-1 Notes	$977,962.58	$977,962.58	$0.00	$0.00	$57,309,034.45
Interest - Class A-2a Notes	$1,050,833.33	$1,050,833.33	$0.00	$0.00	$56,258,201.12
Interest - Class A-2b Notes	$903,484.87	$903,484.87	$0.00	$0.00	$55,354,716.25
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$53,587,396.25
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$53,275,346.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,275,346.25
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$53,107,972.25
Second Priority Principal Payment	$13,188,663.19	$13,188,663.19	$0.00	$0.00	$39,919,309.06
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$39,919,309.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,919,309.06
Regular Principal Payment	$249,781,086.43	$39,919,309.06	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$59,612,893.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$13,188,663.19
Regular Principal Payment					$39,919,309.06
Total					$53,107,972.25

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$53,107,972.25	$165.76	$977,962.58	$3.05	$54,085,934.83	$168.81
Class A-2a Notes	$0.00	$0.00	$1,050,833.33	$3.23	$1,050,833.33	$3.23
Class A-2b Notes	$0.00	$0.00	$903,484.87	$4.16	$903,484.87	$4.16
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$53,107,972.25	$33.64	$5,179,024.78	$3.28	$58,286,997.03	$36.92

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$262,969,749.62	0.8207545	$209,861,777.37	0.6549993
Class A-2a Notes	$325,000,000.00	1.0000000	$325,000,000.00	1.0000000
Class A-2b Notes	$217,400,000.00	1.0000000	$217,400,000.00	1.0000000
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,521,509,749.62	0.9636273	$1,468,401,777.37	0.9299921

Pool Information
Weighted Average APR	5.219%	5.229%
Weighted Average Remaining Term	54.58	53.85
Number of Receivables Outstanding	43,009	42,111
Pool Balance	$1,591,075,176.91	$1,538,447,182.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,526,861,368.03	$1,476,751,086.43
Pool Factor	0.9667835	0.9348052

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$61,696,096.31
Targeted Overcollateralization Amount	$93,275,068.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,045,405.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$20,704.16
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$20,704.16
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0156%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0003%
Current Collection Period			0.0159%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		92	$21,150.86
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$21,150.86
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0013%

Average Realized Loss for Receivables that have experienced a Realized Loss			$229.90
Average Net Loss for Receivables that have experienced a Realized Loss			$229.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.37%	143	$5,625,898.96
61-90 Days Delinquent	0.02%	10	$355,618.32
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.39%	153	$5,981,517.28

Repossession Inventory:
Repossessed in the Current Collection Period		2	$96,958.71
Total Repossessed Inventory		2	$96,958.71

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0237%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0231%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	88	$3,895,041.99
2 Months Extended	136	$6,674,017.34
3+ Months Extended	25	$1,011,482.56

Total Receivables Extended	249	$11,580,541.89
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer